Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule Of Notes Payable

Description	2018	2017
Note payable to a related party	$836	$825
Secured note payable	2,400	-
Total notes payable	3,236	825
Less current maturities	2,437	294
Long-term note payable	$799	$531

Summary Of Aggregate Maturities

2019	$2,437
2020	90
2021	93
2022	616
Total	$3,236

Schedule Of Convertible Notes Payable

Description	Fixed Conversion Rate	Effective Interest Rate	Maturity Date	2018
Convertible notes dated September 10, 2018	$0.40	8.3%	September 7, 2023	$800
Convertible notes dated September 19, 2018	$0.57	8.3%	September 19, 2023	425
Total principal balance				1,225
Less unamortized discount				388
				$837

Reconciliation Of Secured Contingent Obligation At Fair Value

	2018	2017
Secured contingent payment obligation, beginning of year	$15,896	$14,185
Proceeds from contingent payment obligation	4,000	1,000
Repayment	-	-
Change in fair value	5,661	711
Secured contingent payment obligation, end of year	$25,557	$15,896